Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Licenses
Balance, beginning of period	$ 1,494,014		$ 1,460,126
Acquisitions	122,690		19,626	[1]
Transferred to Assets held for sale	(140,599)
Exchanges			11,842
Other	3,934		2,420
Balance, end of period	1,480,039		1,494,014
Goodwill
Assigned value at time of acquisition			1,160,417		1,091,795
Accumulated impairment losses in prior periods			(363,340)		(363,340)
Balance, beginning of period	797,077		728,455
Acquisitions	20,364		68,622
Impairment	(515)
Transferred to Assets held for sale	(19,474)
Other	(258)
Balance, end of period	797,194		797,077
U.S. Cellular
Licenses
Balance, beginning of period	1,475,994	[2]	1,457,326	[2]
Acquisitions	122,690	[2]	4,406	[1],[2]
Transferred to Assets held for sale	(140,599)	[2]
Exchanges			11,842	[2]
Other	3,934	[2]	2,420	[2]
Balance, end of period	1,462,019	[2]	1,475,994	[2]
Goodwill
Assigned value at time of acquisition			622,681	[2]	622,681	[2]
Accumulated impairment losses in prior periods			(333,900)	[2]	(333,900)	[2]
Balance, beginning of period	288,781	[2]	288,781	[2]
Transferred to Assets held for sale	(19,474)	[2]
Balance, end of period	269,307	[2]	288,781	[2]
TDS Telecom ILEC
Goodwill
Assigned value at time of acquisition			420,716		420,716
Balance, beginning of period	420,716				420,716
Other	(258)
Balance, end of period	420,458				420,716
TDS Telecom CLEC
Licenses
Balance, beginning of period					2,800
Balance, end of period	2,800		2,800		2,800
Goodwill
Assigned value at time of acquisition			29,440		29,440
Accumulated impairment losses in prior periods			(29,440)		(29,440)
TDS Telecom HMS
Goodwill
Assigned value at time of acquisition			83,263		15,156
Balance, beginning of period	83,263		15,156
Acquisitions	20,364		68,107
Balance, end of period	103,627		83,263
Non-Reportable Segment
Licenses
Balance, beginning of period	15,220	[3]
Acquisitions			15,220	[1],[3]
Balance, end of period	15,220	[3]	15,220	[3]
Goodwill
Assigned value at time of acquisition			4,317	[3]	3,802	[3]
Balance, beginning of period	4,317	[3]	3,802	[3]
Acquisitions			515	[3]
Impairment	(515)	[3]
Balance, end of period	$ 3,802	[3]	$ 4,317	[3]

[1]	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.
[2]	Prior to January 1, 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Licenses and Goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular’s Licenses and Goodwill on a stand-alone basis do not match the TDS consolidated Licenses and Goodwill related to U.S. Cellular.
[3]	‘‘Non-Reportable segment’’ consists of amounts related to Suttle-Straus and Airadigm. During the second quarter of 2012, a sustained decrease in TDS' stock price resulted in a triggering event, as defined by GAAP, requiring an interim impairment test of Licenses and Goodwill as of June 30, 2012. Based on this test, TDS concluded that the entire amount of Goodwill related to Airadigm was impaired resulting in an impairment loss of $0.5 million and no impairment of Licenses.